Mineral Properties, Plant and Equipment - Carrying Value (Details) oz in Millions, $ in Millions	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 5,325.1	$ 5,675.1	$ 2,226.4
Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	3,189.5	3,410.9
Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	2,135.6	2,264.2
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	9,496.5	9,619.6
Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	6,436.9	6,401.2
Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	3,059.6	3,218.5
Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(4,171.4)	(3,944.5)
Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(3,247.4)	(2,990.3)
Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(924.0)	(954.3)
Land | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	12.6	13.4
Land | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	13.6	14.4
Land | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(1.0)	(1.0)
Jacobina | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,417.1	1,453.6
Jacobina | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	952.4	982.6
Jacobina | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,617.2	1,539.1
Jacobina | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	952.4	982.6
Jacobina | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(200.1)	(85.5)
Jacobina | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	0.0
El Peñon | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	374.7	421.0
El Peñon | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	227.7	227.7
El Peñon | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	496.3	477.7
El Peñon | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	227.7	227.7
El Peñon | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(121.6)	(56.7)
El Peñon | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	0.0
Minera Florida | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	154.2	151.7
Minera Florida | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	28.9	28.9
Minera Florida | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	183.1	167.6
Minera Florida | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	28.9	28.9
Minera Florida | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(28.9)	(15.9)
Minera Florida | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	0.0
Le Pepa | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	49.7	49.7
Le Pepa | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	49.7	49.7
Le Pepa | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	0.0
Huaron | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	178.4	115.5
Huaron | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	337.5	261.6
Huaron | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(159.1)	(146.1)
Shahuindo | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	393.6	424.9
Shahuindo | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	724.6	690.6
Shahuindo | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(331.0)	(265.7)
La Arena | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	129.1
La Arena | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	117.0
La Arena | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	307.9
La Arena | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	117.0
La Arena | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	(178.8)
La Arena | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	0.0
Minefinders | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	39.7	39.7
Minefinders | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	77.2	77.2
Minefinders | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(37.5)	(37.5)
La Colorada | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	232.8	218.6
La Colorada | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	139.1	119.1
La Colorada | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	473.8	443.4
La Colorada | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	139.1	119.1
La Colorada | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(241.0)	(224.8)
La Colorada | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	0.0
Dolores | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	4.2	96.8
Dolores | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,748.3	1,777.5
Dolores | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ (1,744.1)	(1,680.7)
Cerro Moro
Disclosure of detailed information about property, plant and equipment [line items]
Commitment to deliver silver produced, percentage of spot silver price	30.00%
Commitment to deliver silver produced, percentage of produced silver until threshold met	20.00%
Commitment to deliver silver produced, maximum annual amount (in ounces) | oz	1.2
Commitment to deliver silver produced, threshold amount (in ounces) | oz	7.0
Commitment to deliver silver produced, percentage of produced silver after threshold met	9.00%
Commitment to deliver silver produced, actual amount delivered (in ounces) | oz	6.7
Cerro Moro | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 100.7	119.6
Cerro Moro | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	161.8	142.5
Cerro Moro | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(61.1)	(22.9)
San Vicente | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	29.1	32.9
San Vicente | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	165.6	160.7
San Vicente | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(136.5)	(127.8)
Manantial Espejo | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	0.0
Manantial Espejo | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	493.0	518.4
Manantial Espejo | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(493.0)	(518.4)
Navidad | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	190.4	190.4
Navidad | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	566.6	566.6
Navidad | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(376.2)	(376.2)
Escobal | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	255.5	253.4
Escobal | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	260.6	257.2
Escobal | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(5.1)	(3.8)
Timmins | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	248.2	234.9
Timmins | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	67.9	62.9
Timmins | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	445.3	400.7
Timmins | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	67.9	62.9
Timmins | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(197.1)	(165.8)
Timmins | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0.0	0.0
Other | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	56.5	12.3
Other | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	171.7	179.4
Other | Cost | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	83.4	31.9
Other | Cost | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	182.9	196.8
Other | Accumulated depreciation and impairments | Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(26.9)	(19.6)
Other | Accumulated depreciation and impairments | Non-Producing:
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(11.2)	(17.4)
Jeronimo
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty interest	11.1
MARA
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty interest	90.0	90.0
La Arena II
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter royalty interest	$ 29.7	$ 0.0